CAPITAL MANAGEMENT	12 Months Ended
Aug. 31, 2021
Capital Management [Abstract]
Capital Management	CAPITAL MANAGEMENT
The Company considers its capital to consist of long-term debt, derivative liabilities, share capital, equity reserves, accumulated other comprehensive (loss) income, and accumulated deficit, which is disclosed in the August 31, 2021 consolidated statement of financial position as $517,642 (August 31, 2020 - $414,793). Equity reserves is comprised of any amounts recorded with respect to the recognition of share-based compensation expense (options, RSUs, or PSUs) or the fair value of warrants issued. Accumulated other comprehensive (loss) income is entirely comprised of foreign currency translation gains and losses recorded on the Company’s investment in ACG.

The Company manages its capital structure and adjusts it based on funds available to the Company, in order to fund its growth. The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company’s management to sustain future development of the business.

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative stage of the Company, is reasonable. There has been no change in how the Company manages capital during the year, however derivative liabilities were incorporated into the definition of capital during the year.